INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7 - INTANGIBLE ASSETS

Intangible assets as of June 30, 2023 and December 31, 2022 consisted of the following:

		(in thousands)
		June 30, 2023			December 31, 2022
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value

Amortizing Intangible Assets:
Customer Relationships	3 to 5	$7,400	$(7,400)	$-	$7,400	$(7,400)	$-
Trademarks and Patent	2 to 8	4,500	(4,116)	384	4,500	(2,991)	1,509
Operating Licenses	14	12,239	(12,239)	-	12,239	(12,239)	-
Total Amortizing Intangible Assets		24,139	(23,755)	384	24,139	(22,630)	1,509

Non-Amortizing Intangible Assets:
Trade Name	Indefinite	1,350	-	1,350	1,350	-	1,350
Total Non-Amortizing Intangible Assets		1,350	-	1,350	1,350	-	1,350
Total Intangible Assets, Net		$25,489	$(23,755)	$1,734	$25,489	$(22,630)	$2,859

Amortization expense related to continuing operations was $0.56 million and $2.42 million for the three months ended June 30, 2023 and 2022, respectively, and $1.13 million and $4.77 million for the six months ended June 30, 2023 and 2022, respectively.

NOTE 8 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2022 and 2021 consisted of the following:

	(in thousands)
		December 31, 2022			December 31, 2021
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizing Intangible Assets:
Customer Relationships	3 to 5	$7,400	$(7,400)	$—	$7,400	$(7,400)	$—
Trademarks and Patent	2 to 8	4,500	(2,991)	1,509	4,500	(750)	3,750
Operating Licenses	14	12,239	(12,239)	—	100,701	(6,864)	93,837
Total Amortizing Intangible Assets		24,139	(22,630)	1,509	112,601	(15,014)	97,587

Non-Amortizing Intangible Assets:
Trade Names	Indefinite	1,350	—	1,350	32,050	—	32,050
Total Non-Amortizing Intangible Assets		1,350	—	1,350	32,050	—	32,050

Total Intangible Assets, Net		$25,489	$(22,630)	$2,859	$144,651	$(15,014)	$129,637

Amortization expense related to continuing operations was $7.62 million and $3.39 million for the years ended December 31, 2022 and 2021, respectively.

During 2021, the impact of COVID-19 on the retail industry had a negative impact on our revenues and management was forced to limit store operating hours due to the pandemic. Management believes the COVID-19 outbreak will continue to have a material negative impact on the Company’s financial results. These factors, including management’s revised forecast for the future performance of our Black Oak Gallery reporting unit, indicated the carrying value of Black Oak Gallery’s customer relationships and trade name may not be recoverable. Management evaluated the recoverability of the customer relationships using Level 3 inputs and a probability-weighted approach to assess the potential impact of a long-term decline in our existing customer base due to the COVID-19 pandemic. The recoverability test indicated that the book value of customer relationships exceeded fair value. As a result, the Company recognized impairment charges of $0.46 million during the year ended December 31, 2021.

During the second quarter of 2022, management noted indicators of impairment of its indefinite-lived assets of certain asset groups. Specifically, changes in circumstances resulted in significant differences in actual revenue compared to projections. The Company used a discount rate under current market conditions to determine a preliminary estimate, noting an impairment of $22.10 million which is included as a component of impairment expense for the three months ended June 30, 2022.

In connection with its annual goodwill impairment test on September 30, 2022, the Company noted indicators of impairment of its intangible assets of certain asset groups. Earnings forecast for certain asset groups were revised based on a decrease in anticipated operating profits and cash flows for the next five years as it relates to current market conditions, the economic environment, and delays due to regulatory and licensing issues. The Company used various Level 3 inputs under the market approach to determine the fair value of these asset groups. Accordingly, the Company recorded an impairment loss on intangible assets in the amount of $97.06 million for the three months ended September 2022, which is recorded as a component of impairment expense in the consolidated statements of operations.